UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—May 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Massachusetts Tax-Exempt Fund Investor Shares - VMATX

Vanguard Massachusetts Tax-Exempt Fund

Investor Shares (VMATX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard Massachusetts Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$2,831
Number of Portfolio Holdings	882
Portfolio Turnover Rate	30%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	10.4%
1 to 3 Years	1.5%
3 to 5 Years	3.6%
5 to 10 Years	9.8%
10 to 20 Years	35.5%
20 to 30 Years	33.0%
Greater than 30 Years	4.2%
Other Assets and Liabilities—Net	2.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR168

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2025
Vanguard Massachusetts Tax-Exempt Fund

Contents
Financial Statements	1

Massachusetts Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.9%)
Massachusetts (96.2%)
	Acton & Boxborough MA Regional School District GO	2.125%	3/1/43	150	97
	Acton & Boxborough MA Regional School District GO	2.250%	3/1/50	1,250	726
	Andover MA GO	2.000%	9/15/34	1,075	887
	Andover MA GO	2.000%	9/15/35	1,085	870
	Andover MA GO	2.000%	9/15/36	1,085	843
	Andover MA GO	2.000%	9/15/37	1,090	819
	Andover MA GO	2.000%	9/15/39	1,110	780
	Andover MA GO	2.000%	9/15/40	1,115	764
	Andover MA GO	2.000%	9/15/41	1,025	681
	Andover MA GO	3.000%	12/1/42	1,400	1,135
	Andover MA GO	3.000%	12/1/43	1,375	1,095
	Andover MA GO	3.000%	12/1/44	1,285	1,007
	Arlington MA GO	2.000%	9/15/40	2,790	1,906
	Arlington MA GO	2.000%	9/15/41	2,800	1,850
	Ashland MA GO	3.000%	8/1/47	3,180	2,369
	Ashland MA GO	2.250%	5/15/51	1,930	1,093
	Ashland MA GO	3.000%	8/1/52	2,890	2,006
	Attleboro MA GO	2.625%	10/15/50	3,335	2,095
	Bedford MA GO	3.000%	9/15/30	1,200	1,185
	Boston MA GO	2.000%	11/1/36	2,250	1,742
	Boston MA GO	2.000%	11/1/37	2,205	1,650
	Boston Water & Sewer Commission Water Revenue	3.000%	11/1/41	3,000	2,421
	Braintree MA GO	1.750%	10/15/32	1,755	1,440
	Braintree MA GO	1.750%	10/15/33	1,600	1,270
	Braintree MA GO	1.750%	10/15/34	1,600	1,230
	Braintree MA GO	2.000%	10/15/36	2,160	1,674
	Braintree MA GO	3.000%	6/1/37	395	344
	Braintree MA GO	4.000%	6/1/42	625	587
	Bristol County MA GO	4.000%	6/1/51	7,000	6,078
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/42	4,425	4,193
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/43	4,600	4,311
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/44	4,400	4,078
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/46	3,905	3,553
[1]	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/47	500	451
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/48	5,570	4,996
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/51	6,120	5,376
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/52	3,500	3,060
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/53	6,145	5,341
	Brockton MA BAN GO	4.250%	10/9/25	6,300	6,311
	Brockton MA GO	4.000%	8/1/47	4,470	4,031
	Brookline MA GO	3.000%	3/15/35	3,800	3,523
	Brookline MA GO	2.000%	2/15/39	5,725	4,097
	Brookline MA GO	2.000%	2/15/40	6,645	4,589
	Brookline MA GO	2.000%	2/15/41	6,755	4,518
	Burlington MA GO	2.750%	1/15/41	600	453
	Burlington MA GO	2.750%	1/15/42	620	457
	Burlington MA GO	2.750%	1/15/43	635	458
	Burlington MA GO	2.750%	1/15/44	655	462
	Burlington MA GO	2.750%	1/15/46	1,360	944
	Burlington MA GO	2.750%	1/15/50	2,565	1,687
	Canton MA GO	2.500%	3/15/38	150	118
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,074
	Central Berkshire MA Regional School District GO	3.000%	6/1/38	1,400	1,188
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	400	403
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,385	1,370
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,048
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	5,490	5,040
	Commonwealth of Massachusetts GO	5.000%	5/1/30	670	734
	Commonwealth of Massachusetts GO	5.250%	1/1/33	1,340	1,435
	Commonwealth of Massachusetts GO	5.000%	1/1/34	685	776

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	2.000%	3/1/34	3,670	3,069
Commonwealth of Massachusetts GO	2.000%	3/1/35	400	326
Commonwealth of Massachusetts GO	3.000%	3/1/35	1,215	1,136
Commonwealth of Massachusetts GO	3.000%	5/1/35	6,540	6,100
Commonwealth of Massachusetts GO	5.000%	5/1/35	2,445	2,702
Commonwealth of Massachusetts GO	3.000%	7/1/35	230	214
Commonwealth of Massachusetts GO	5.000%	7/1/35	2,875	3,274
Commonwealth of Massachusetts GO	3.000%	9/1/35	13,000	12,280
Commonwealth of Massachusetts GO	3.000%	3/1/36	1,220	1,114
Commonwealth of Massachusetts GO	5.000%	7/1/36	145	154
Commonwealth of Massachusetts GO	5.000%	8/1/36	7,800	8,721
Commonwealth of Massachusetts GO	4.000%	11/1/36	5,235	5,254
Commonwealth of Massachusetts GO	5.000%	7/1/37	1,315	1,391
Commonwealth of Massachusetts GO	5.000%	8/1/37	8,650	9,548
Commonwealth of Massachusetts GO	5.000%	10/1/37	615	663
Commonwealth of Massachusetts GO	5.000%	11/1/37	6,150	6,755
Commonwealth of Massachusetts GO	5.000%	3/1/38	4,525	4,931
Commonwealth of Massachusetts GO	5.000%	8/1/38	10,000	10,889
Commonwealth of Massachusetts GO	3.000%	11/1/38	750	640
Commonwealth of Massachusetts GO	5.000%	11/1/38	3,735	4,052
Commonwealth of Massachusetts GO	3.250%	2/1/39	125	111
Commonwealth of Massachusetts GO	5.000%	5/1/39	610	630
Commonwealth of Massachusetts GO	3.000%	7/1/39	8,310	6,994
Commonwealth of Massachusetts GO	5.000%	8/1/39	4,135	4,423
Commonwealth of Massachusetts GO	3.000%	11/1/39	3,605	3,012
Commonwealth of Massachusetts GO	2.000%	3/1/40	5,000	3,439
Commonwealth of Massachusetts GO	5.000%	7/1/40	200	208
Commonwealth of Massachusetts GO	5.000%	8/1/40	16,000	17,017
Commonwealth of Massachusetts GO	3.000%	11/1/40	7,170	5,892
Commonwealth of Massachusetts GO	3.000%	2/1/41	245	198
Commonwealth of Massachusetts GO	3.000%	4/1/41	9,200	7,386
Commonwealth of Massachusetts GO	5.000%	5/1/41	4,500	4,615
Commonwealth of Massachusetts GO	5.000%	7/1/41	2,895	2,992
Commonwealth of Massachusetts GO	3.000%	11/1/41	9,200	7,385
Commonwealth of Massachusetts GO	5.000%	1/1/42	5,550	5,833
Commonwealth of Massachusetts GO	4.000%	2/1/42	9,450	8,834
Commonwealth of Massachusetts GO	5.000%	5/1/42	3,200	3,350
Commonwealth of Massachusetts GO	3.000%	11/1/42	2,275	1,784
Commonwealth of Massachusetts GO	5.000%	11/1/42	5,525	5,816
Commonwealth of Massachusetts GO	2.500%	3/1/43	990	691
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,530	3,598
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,280	3,433
Commonwealth of Massachusetts GO	5.250%	9/1/43	27,750	28,468
Commonwealth of Massachusetts GO	5.250%	1/1/44	9,705	9,975
Commonwealth of Massachusetts GO	5.000%	5/1/44	2,000	2,034
Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	6,272
Commonwealth of Massachusetts GO	5.000%	11/1/45	8,365	8,534
Commonwealth of Massachusetts GO	3.000%	9/1/46	1,515	1,112
Commonwealth of Massachusetts GO	5.000%	11/1/46	3,265	3,346
Commonwealth of Massachusetts GO	3.000%	3/1/47	10,120	7,396
Commonwealth of Massachusetts GO	5.250%	10/1/47	3,500	3,663
Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	1,939
Commonwealth of Massachusetts GO	3.000%	7/1/48	1,285	927
Commonwealth of Massachusetts GO	5.000%	7/1/48	10,000	10,138
Commonwealth of Massachusetts GO	3.000%	3/1/49	6,255	4,433
Commonwealth of Massachusetts GO	3.000%	4/1/49	6,005	4,290
Commonwealth of Massachusetts GO	5.000%	11/1/49	4,180	4,254
Commonwealth of Massachusetts GO	2.750%	3/1/50	11,260	7,443
Commonwealth of Massachusetts GO	2.000%	4/1/50	5,780	3,144
Commonwealth of Massachusetts GO	5.000%	10/1/50	15,000	15,265
Commonwealth of Massachusetts GO	5.000%	11/1/50	8,595	8,700
Commonwealth of Massachusetts GO	2.125%	4/1/51	6,700	3,691
Commonwealth of Massachusetts GO	5.000%	10/1/51	9,370	9,512
Commonwealth of Massachusetts GO	5.000%	10/1/52	4,945	5,009
Commonwealth of Massachusetts GO	5.000%	10/1/52	15,000	15,215
Commonwealth of Massachusetts GO	5.250%	10/1/52	4,665	4,846
Commonwealth of Massachusetts GO	5.000%	11/1/52	3,000	3,039
Commonwealth of Massachusetts GO	5.000%	8/1/53	16,240	16,525
Commonwealth of Massachusetts GO	5.000%	10/1/53	5,000	5,068
Commonwealth of Massachusetts GO	5.000%	12/1/53	3,220	3,278

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	1/1/54	41,355	42,011
	Commonwealth of Massachusetts GO	5.000%	5/1/54	2,500	2,541
	Commonwealth of Massachusetts GO	5.000%	8/1/54	2,990	3,040
	Commonwealth of Massachusetts GO	5.000%	4/1/55	22,250	22,675
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/39	4,545	3,795
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/40	11,235	11,793
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	3,000	3,132
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	500	519
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	665	687
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.250%	6/1/43	3,930	4,021
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/49	37,070	37,409
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/41	6,125	6,242
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/50	29,690	30,134
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/51	2,800	2,860
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	4,140	4,204
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	20,000	20,328
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	14,775	15,042
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/54	2,450	2,492
[2]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	3.050%	6/2/25	3,200	3,200
	Dedham MA GO	3.000%	6/1/35	880	813
	Dedham MA GO	3.000%	6/1/36	880	798
	Dennis & Yarmouth Regional School District GO	2.125%	10/1/43	1,105	704
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,210
	East Longmeadow MA GO	4.000%	11/1/49	10,000	8,897
	East Longmeadow MA GO	4.000%	11/1/54	15,000	12,978
	Easthampton MA GO	3.000%	6/1/37	1,190	1,041
	Easthampton MA GO	3.000%	6/1/38	2,200	1,875
	Easthampton MA GO	3.000%	6/1/39	70	58
	Easton MA GO	2.000%	10/15/37	265	199
	Easton MA GO	2.125%	10/15/38	1,155	853
	Easton MA GO	2.250%	10/15/40	810	578
	Easton MA GO	2.250%	10/15/41	615	427
	Easton MA GO	2.500%	10/15/46	2,390	1,540
	Everett MA GO	2.000%	1/15/37	265	201
	Fall River MA GO	3.000%	12/1/36	2,265	1,998
	Fall River MA GO	3.000%	12/1/37	2,335	2,009
	Fall River MA GO	2.500%	12/1/39	100	76
	Fall River MA GO	2.000%	12/1/40	155	105
	Fall River MA GO	2.000%	12/1/43	105	65
	Foxborough MA GO	3.000%	5/15/41	1,590	1,294
	Framingham MA GO	3.000%	12/15/35	900	810
	Framingham MA GO	2.000%	12/15/39	1,215	844
	Framingham MA GO	2.000%	12/15/40	1,235	839
	Framingham MA GO	2.000%	12/15/41	1,245	820
[3]	Gardner MA GO	2.000%	8/1/39	1,230	864
[3]	Gardner MA GO	2.125%	8/1/46	1,160	691
	Gardner MA GO	4.125%	1/15/48	2,930	2,653
	Gloucester MA GO	2.000%	9/15/40	855	585
	Gloucester MA GO	2.125%	9/15/42	885	581
	Gloucester MA GO	2.125%	9/15/43	655	420
	Hingham MA GO	2.000%	2/15/40	4,000	2,766
	Lawrence MA GO	2.250%	2/1/38	1,755	1,360
	Lawrence MA GO	3.000%	2/1/49	3,790	2,659
	Lawrence MA GO	4.125%	6/1/51	2,165	1,932
	Lawrence MA GO	4.125%	6/1/52	2,175	1,933
	Leominster MA GO	3.000%	3/1/42	125	97
	Leominster MA GO	3.000%	3/1/52	4,000	2,726
	Lexington MA GO	3.250%	2/1/38	1,410	1,276
	Lexington MA GO	3.625%	2/1/49	450	365
	Lincoln MA GO	3.250%	3/1/40	1,150	988
	Lincoln MA GO	3.500%	3/1/44	1,100	912
	Littleton MA GO	3.250%	6/15/38	205	183
	Longmeadow MA GO	2.000%	5/15/33	1,390	1,192
	Lowell MA GO	3.000%	9/1/34	1,325	1,219
	Lowell MA GO	3.000%	9/1/36	2,100	1,862
	Lowell MA GO	3.000%	9/1/40	1,500	1,214
	Lowell MA GO	4.000%	9/1/40	2,155	2,097
	Lowell MA GO	3.000%	9/1/41	1,545	1,222

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowell MA GO	4.000%	9/1/41	2,365	2,271
	Lowell MA GO	2.125%	9/1/42	1,040	683
	Lowell MA GO	2.125%	9/1/42	1,715	1,127
	Lowell MA GO	4.000%	9/1/42	1,160	1,098
	Lowell MA GO	2.125%	9/1/43	895	573
	Lowell MA GO	4.000%	9/1/43	1,365	1,278
	Lowell MA GO	4.000%	8/1/47	4,855	4,378
	Lowell MA GO	4.000%	9/1/48	5,295	4,744
	Lowell MA GO	4.250%	9/1/53	5,550	4,975
	Ludlow MA GO	3.000%	2/1/49	250	176
	Lynn MA GO	3.125%	3/1/44	435	336
	Lynn MA GO	4.000%	9/1/50	2,230	1,973
	Lynn MA GO	4.000%	9/1/51	2,170	1,904
	Lynn MA GO	4.000%	9/1/54	7,495	6,478
	Lynnfield MA GO	4.000%	2/1/45	1,245	1,144
	Marblehead MA GO	3.000%	8/1/39	500	420
	Marlborough MA GO	2.000%	5/15/33	1,510	1,294
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/41	1,790	1,464
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/52	10,000	10,167
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	7,000	6,270
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	3,000	2,583
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,017
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	125
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	4,950	4,787
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,580	2,610
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,805	5,048
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,355	2,459
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,315	2,445
	Massachusetts Bay Transportation Authority Sales Tax Revenue	2.500%	7/1/46	240	159
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	1,480	1,316
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	6,340	5,615
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	12,915	13,386
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/54	10,000	10,438
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	2.000%	6/4/25	3,970	3,970
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/39	240	200
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,865	5,019
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,333
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/38	3,745	4,146
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/39	3,750	4,114
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	1,135	1,232
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/41	3,750	4,038
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	1,725	1,843
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/43	3,305	3,512
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/44	3,500	3,700
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/45	3,325	3,500
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,554
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/27	1,590	1,600
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/33	2,925	2,925
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	2,060	2,056
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/40	1,285	1,217
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,105
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,206
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	355
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	55
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	505	517
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	785
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,573
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	264
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	4,540	4,695
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	575	597
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,607
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,300	1,316
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,220	1,234
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,725	4,876
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	600	630
[5]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,150	1,229
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	331
	Massachusetts Development Finance Agency College & University Revenue	4.500%	7/1/29	35	35
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,142

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,640	1,678
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	216
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	520	550
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	355	342
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,500	1,513
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	729
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	165
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,094
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	509
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	200	212
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	370	354
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	310	312
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,185	1,197
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	110	111
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,539
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	250	266
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	145	147
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	770	780
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	4,000	4,487
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/32	965	966
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	4,750	4,771
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	126
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	312
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	150	154
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	600	604
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,265	1,375
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	800	807
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	5,000	5,649
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/33	1,225	1,226
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	709
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,725	1,726
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,050	1,056
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,300	2,312
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	5,000	5,670
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/34	1,285	1,286
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,280	1,282
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,895	1,894
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,018
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	290	293
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	10	9
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,925	1,923
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	472
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,065	1,080
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	295	296
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	5,000	5,698
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	4,000	4,540
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/35	175	175
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	6,375	6,369
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	540	535
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	7,000	7,926
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	640
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	825	838
Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	7,000	7,057
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,730
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	4,075	4,057
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,160	1,164
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	220	220
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	300	293
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,000	4,490
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/36	300	300
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/37	500	506
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	2,230	2,180
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	727
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	603
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	2,685
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/37	3,750	4,167
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/37	545	540
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/38	405	409
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	100	99
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	1,595	1,357

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/38	7,500	8,259
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/38	765	749
	Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,726
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,985	2,647
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	270
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	5,480	5,425
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,065	1,050
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,650	1,555
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	4,855	5,296
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	480	464
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	170	171
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	535	594
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	13,795	15,072
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	2,660	2,586
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,740	4,410
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	4,640	3,679
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	297
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	15,355	15,384
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	2,110	2,042
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	250	245
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	6,210	6,223
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,346
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,990	5,548
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	4,955	4,649
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	10,015	9,726
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	4,955	3,883
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	4,210	3,843
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	4,950	4,614
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	65	58
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	5,245	4,137
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	5,775	5,587
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	1,895	1,833
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	3,860	3,632
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/48	1,115	1,079
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	8,974
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/48	13,490	11,860
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	20,000	20,720
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/49	2,000	1,822
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	13,650	9,812
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	4,000	3,017
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	7,385	7,776
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	120	86
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	4,275	4,009
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	7,180	6,734
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/53	2,955	3,025
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	27,620	28,839
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	1,585	1,620
	Massachusetts Development Finance Agency College & University Revenue	5.250%	7/1/55	10,000	9,465
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	11,130	11,648
[1]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	6,637
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	10,370	8,129
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	3,500	3,487
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	14,530	15,393
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/32	20,105	22,031
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/35	7,590	8,548
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/35	22,760	25,029
[2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	3.150%	6/2/25	19,155	19,155
[6]	Massachusetts Development Finance Agency College & University Revenue VRDO	2.600%	6/2/25	23,020	23,020
[6]	Massachusetts Development Finance Agency College & University Revenue VRDO	2.700%	6/2/25	5,100	5,100
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	7/1/25	750	751
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	7/1/25	1,340	1,342
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	730	731
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	462
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	735	734
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	575	576
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	509
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,171
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,520	1,547
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,200	1,228
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	492

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	600	602
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,385	3,436
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,390	2,418
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	3,992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,683
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,400	1,456
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,065	1,071
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	609
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,384
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,085
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,011
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	775	818
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,250	2,330
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	554
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,008
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	115
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,587
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	257
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,083
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	50	53
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/29	900	901
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	578
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,665	2,683
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,395	5,597
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,450	3,461
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,533
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,435
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	150	160
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	705	711
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,159
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,079
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	299
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	2,870	2,855
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,013
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,120	2,125
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	801
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,495	2,632
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,150	1,218
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	2,510	2,745
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,010	1,059
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,222
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,599
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	13,880	15,001
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	890	896
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,210	1,284
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	446
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	501
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,635	2,899
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,690	1,763
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,880	1,936
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	650	694
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,065	1,161
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,270	1,350
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	9/1/33	25	24
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,770	3,059
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,130	1,173
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	319
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	685	692
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	7,640	8,263
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,093
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	30
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	2,910	3,219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,422
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,375	5,509
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	645	645
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	505	534
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	12,735	13,810

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,181
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,150	1,215
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,320	2,321
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	4,900
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,415	4,506
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,027
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,810	1,819
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	415	436
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,640	1,772
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	10	9
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	255	261
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,487
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	365
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,000	2,138
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,703
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,008
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	100	104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,650	1,739
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,683
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	4,040	4,113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	279
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,350	1,409
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,688
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	2,000	2,070
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	3,155	3,086
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/40	1,000	1,050
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	397
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	433
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/41	1,270	1,179
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	22,170	20,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,990	3,643
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	18,055	17,612
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,910	4,932
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/41	1,000	1,040
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	18,190	18,245
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	1,737
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,970	2,044
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/42	1,000	1,030
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	970	834
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,325	1,297
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	4,992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	7,180	7,169
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,090	2,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/43	1,000	1,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	21,305	17,545
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,690	2,540
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/44	1,000	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/45	1,000	1,012
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	12,485	9,112
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,195	1,884
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	15,865	15,952
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	145	121
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,150	5,982
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,450	1,172
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	300	259
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/54	9,535	8,518
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	8,530	7,615
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	1,565	1,678
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/31	6,670	7,028
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.100%	6/2/25	3,425	3,425
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.100%	6/2/25	6,000	6,000
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/2/25	30,430	30,430
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/2/25	16,500	16,500
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.350%	6/5/25	9,485	9,485
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.750%	6/5/25	20,800	20,800
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/25	125	125
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/27	320	333
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/25	7,745	7,161
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	955	1,039
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	600	653

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	300	326
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	470	512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	2,150	2,340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	400	435
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	735	800
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	476
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	300
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	319
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	291
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	722
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	850
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	703
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	2.300%	1/1/42	1,477	990
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	950	813
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	3,920	3,140
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/34	1,450	1,417
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/44	5,265	5,014
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/31	100	97
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/33	1,235	1,242
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/41	3,000	2,903
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	2,000	1,674
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	8,750	7,054
[7]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	8,633	8,687
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	186
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	203
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	224
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	252
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	435	448
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	735	760
[1]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,282
[1]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,323
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	2,215	2,135
[1]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/38	4,080	2,351
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	445	394
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/42	210	166
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	611
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,259
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/29	1,000	1,000
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	500
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,696
	Massachusetts Development Finance Agency Private Schools Revenue	4.250%	7/1/54	3,950	3,463
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	2,955	3,380
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	1.900%	6/2/25	30,550	30,550
[6]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/2/25	3,950	3,950
[6]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/2/25	14,000	14,000
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.400%	6/4/25	16,800	16,800
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/4/25	2,040	2,040
[6]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.950%	6/5/25	1,435	1,435
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	3.050%	6/2/25	9,975	9,975
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/28	2,915	2,907
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/29	4,690	4,682
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/29	21,525	21,795
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/29	5,325	5,336
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/32	940	808
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	6/1/33	250	259
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/33	250	249
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/34	550	549
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	6/1/34	565	582
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/34	545	542
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/35	560	562
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/35	600	618
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/35	1,175	912
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	12/1/35	690	537

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/35	580	582
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/35	620	639
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	125	93
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	1,500	1,121
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/36	355	271
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	586
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/37	625	632
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/37	3,340	3,421
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/38	2,600	2,625
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	3,615	2,753
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/39	880	812
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	12/1/39	350	330
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	12/1/40	395	276
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/40	500	364
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/40	550	532
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/41	6,000	4,128
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	2,000	1,933
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/42	2,300	2,313
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/42	6,490	6,745
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/43	1,500	1,481
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	12/1/43	2,500	2,538
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	773
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/44	750	717
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/44	500	478
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/44	1,315	1,280
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/45	2,600	2,533
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/46	2,050	1,452
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/46	180	180
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/47	625	617
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,920	1,921
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/48	1,500	1,506
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,635	1,958
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	775
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/49	625	575
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/49	9,075	8,783
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/49	1,000	976
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,710	2,790
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/50	750	465
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	12/1/50	1,750	1,100
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,055	2,024
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	4,385	4,314
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	1,776
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	2,280	2,287
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/50	2,750	2,711
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	10,325	10,089
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	12/1/51	1,000	670
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/52	1,540	1,340
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/52	1,240	1,229
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/52	14,190	14,903
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/53	5,215	5,228
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/54	7,790	5,672
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	3,840
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	12/1/54	750	703
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/54	7,885	7,668
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/54	2,750	2,695
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/57	4,445	3,891
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/57	1,840	1,842
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/58	4,650	4,403
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	10,000	7,118
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	8,340	5,970
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/59	1,205	1,139
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/59	2,800	2,748
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	6/1/63	2,350	1,467
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/64	1,575	1,396
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/64	11,320	11,196
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/65	3,430	3,446
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/66	4,540	4,603
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/67	1,570	1,497
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/67	2,400	2,394
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	880	866

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	955
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	942
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	6,000	6,079
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	10,789
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	2,000	1,708
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	6,595	6,893
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	8,965	9,100
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	123
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	10,000	10,162
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,825	2,720
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	7,160	7,251
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	678
[1]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	4,725	5,397
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	865
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	555	517
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	857
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	1,580	1,686
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	3,280	3,464
[6]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.990%	6/4/25	100	100
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.800%	6/5/25	20,500	20,500
[8]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,109
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	220	223
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,065
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/45	5,330	5,401
[6]	Massachusetts Water Resources Authority Water Revenue VRDO	1.610%	6/4/25	10,700	10,700
	Massachusetts Water Resources Authority Water Revenue VRDO	2.000%	6/4/25	8,775	8,775
	Massachusetts Water Resources Authority Water Revenue VRDO	1.630%	6/5/25	2,020	2,020
	Medford MA GO	2.000%	8/15/41	250	161
	Middleborough MA GO	2.000%	10/1/39	1,450	1,021
	Middleborough MA GO	2.000%	10/1/40	1,450	996
	Middleborough MA GO	2.000%	10/1/41	1,450	966
	Middleborough MA GO	2.250%	10/1/45	5,800	3,633
	Middleborough MA GO	2.350%	10/1/49	5,050	2,991
	Middleton MA GO	2.000%	12/15/34	3,015	2,470
	Middleton MA GO	2.000%	12/15/35	3,015	2,399
	Middleton MA GO	2.000%	12/15/36	185	142
	Middleton MA GO	2.000%	12/15/38	1,520	1,089
	Middleton MA GO	2.125%	12/15/42	2,635	1,724
	Milford MA GO	2.000%	12/1/34	2,650	2,168
	Milford MA GO	2.000%	12/1/35	2,750	2,185
	Milford MA GO	2.000%	12/1/36	1,400	1,078
	Milford MA GO	2.000%	12/1/39	3,000	2,088
	Milford MA GO	2.000%	12/1/40	3,000	2,041
	Milford MA GO	2.250%	12/1/44	6,600	4,213
	Milford MA GO	2.125%	12/1/48	6,200	3,550
	Milford MA GO	2.500%	12/1/51	5,335	3,197
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	14
	Montague MA GO	2.375%	2/1/38	140	108
	Nashoba MA Regional School District GO	4.000%	6/15/39	2,380	2,340
	Nashoba MA Regional School District GO	4.000%	6/15/40	2,475	2,409
	Nashoba MA Regional School District GO	4.000%	6/15/41	2,575	2,473
	Nashoba MA Regional School District GO	4.000%	6/15/42	2,675	2,534
	Nashoba MA Regional School District GO	4.000%	6/15/43	2,780	2,604
	Nashoba MA Regional School District GO	4.000%	6/15/44	2,895	2,682
	Nashoba MA Regional School District GO	4.125%	6/15/50	7,740	6,960
	Nashoba MA Regional School District GO	5.000%	11/1/53	6,010	6,127
	Nashoba MA Regional School District GO	4.125%	6/15/54	4,755	4,191
	Natick MA GO	2.125%	8/1/38	100	73
	Nauset Regional MA School District GO	4.000%	5/15/48	2,500	2,215
	New Bedford MA GO	2.000%	9/1/35	475	380
	New Bedford MA GO	3.000%	3/1/37	235	205
	New Bedford MA GO	4.000%	9/1/41	1,520	1,459
	New Bedford MA GO	4.000%	9/1/42	1,565	1,481
	New Bedford MA GO	2.250%	9/1/43	825	544
	New Bedford MA GO	3.250%	3/1/44	885	698
	New Bedford MA GO	4.000%	4/1/48	4,820	4,323
	New Bedford MA GO	4.000%	4/1/53	3,945	3,429
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,028
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,052
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,082

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,109
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,032
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/54	3,000	2,549
	Norwood MA GO	3.000%	3/15/42	595	460
	Norwood MA GO	4.000%	9/15/42	4,285	4,050
	Norwood MA GO	4.000%	9/15/47	7,000	6,309
	Orange MA GO	3.000%	6/1/36	400	355
	Orange MA GO	3.000%	6/1/51	2,795	1,919
	Peabody MA GO	3.500%	7/1/37	115	106
	Plymouth MA GO	2.000%	5/1/34	1,000	834
	Quincy MA GO	3.000%	7/1/34	200	185
	Quincy MA GO	2.000%	7/1/37	170	127
	Quincy MA GO	2.000%	1/15/46	3,000	1,735
	Quincy MA GO	2.000%	6/1/46	5,155	2,989
	Quincy MA GO	5.000%	6/1/47	5,365	5,759
	Revere MA GO	2.125%	9/1/41	1,860	1,262
	Revere MA GO	2.250%	9/1/43	2,000	1,317
	Rockland MA GO	2.200%	8/1/50	1,840	1,033
	Rowley MA GO	3.500%	7/15/43	1,625	1,353
	Salem MA GO	3.000%	9/15/36	605	536
	Salisbury MA GO	2.000%	8/1/28	400	380
	Saugus MA GO	3.000%	9/15/36	1,500	1,330
	Somerset MA GO	4.000%	4/1/48	2,860	2,539
	Somerville MA GO	2.125%	10/15/39	2,670	1,916
	Somerville MA GO	2.000%	6/1/40	1,755	1,205
	Somerville MA GO	2.125%	10/15/40	4,875	3,418
	Somerville MA GO	2.125%	10/15/41	4,980	3,389
	Southbridge MA GO	2.000%	5/15/32	335	293
	Springfield MA GO	2.000%	9/1/34	1,290	1,066
	Springfield MA GO	4.000%	3/1/40	1,400	1,363
	Springfield MA GO	4.000%	3/1/41	2,080	1,999
	Springfield MA GO	4.000%	3/1/42	1,155	1,095
[3]	Springfield MA GO	3.500%	3/1/47	210	168
	Stoneham MA GO	2.000%	1/15/34	4,000	3,360
	Stoneham MA GO	2.000%	1/15/35	4,080	3,340
	Stoneham MA GO	2.000%	1/15/36	4,000	3,176
	Stoneham MA GO	2.125%	1/15/37	4,245	3,320
	Stoneham MA GO	2.500%	1/15/52	1,960	1,185
	Stoughton MA GO	3.000%	10/15/37	3,635	3,160
	Swampscott MA GO	3.000%	3/1/52	2,500	1,707
	Taunton MA GO	4.000%	3/1/49	2,610	2,326
	Taunton MA GO	4.000%	3/1/54	1,810	1,568
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/40	3,740	3,592
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/41	4,860	4,656
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/42	5,070	4,760
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/43	4,600	4,254
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/44	1,455	1,323
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/45	4,300	3,897
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/47	1,915	1,710
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/50	2,000	1,751
	Tyngsborough MA GO	3.000%	10/15/41	1,710	1,378
	Tyngsborough MA GO	3.000%	10/15/43	1,815	1,407
	Tyngsborough MA GO	4.000%	10/15/51	4,410	3,867
	Tyngsborough MA GO	4.000%	10/15/54	6,310	5,460
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,626
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,034
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	11,880	12,043
[2]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	3.050%	6/2/25	1,400	1,400
	Upton MA GO	2.250%	8/15/46	150	92
	Wakefield MA GO	4.000%	9/15/54	13,240	11,533
	Walpole MA GO	3.000%	10/15/38	1,800	1,543
	Waltham MA GO	2.125%	10/15/38	745	550
	Waltham MA GO	3.000%	8/15/42	1,410	1,116
	Waltham MA GO	3.000%	8/15/43	1,460	1,135
	Waltham MA GO	3.000%	8/15/44	1,500	1,147
	Waltham MA GO	3.000%	8/15/45	1,530	1,151
	Watertown MA GO	3.375%	4/15/42	100	83
	Watertown MA GO	4.000%	6/15/54	730	649
	West Springfield MA GO	2.000%	5/15/37	840	630
	West Springfield MA GO	2.000%	5/15/38	840	607

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Springfield MA GO	2.000%	5/15/39	835	585
	West Springfield MA GO	2.000%	5/15/40	835	567
	West Springfield MA GO	2.000%	5/15/41	835	549
	West Springfield MA GO	2.125%	5/15/42	705	459
	West Springfield MA GO	2.125%	5/15/43	705	448
	West Springfield MA GO	2.250%	5/15/46	2,115	1,298
	Weymouth MA GO	3.000%	9/15/37	140	121
	Weymouth MA GO	2.000%	9/15/40	505	344
	Weymouth MA GO	2.000%	8/15/41	2,370	1,561
	Weymouth MA GO	2.000%	9/15/45	2,355	1,395
	Weymouth MA GO	2.250%	9/15/50	5,000	2,849
	Worcester MA GO	2.000%	2/15/32	2,025	1,789
	Worcester MA GO	3.000%	2/1/33	2,155	2,036
	Worcester MA GO	2.000%	2/15/33	1,620	1,393
	Worcester MA GO	2.000%	2/15/34	1,715	1,434
[3]	Worcester MA GO	4.000%	2/1/35	4,325	4,399
	Worcester MA GO	2.250%	2/1/40	100	72
[3]	Worcester MA GO	4.000%	2/15/40	2,410	2,331
[3]	Worcester MA GO	2.000%	2/15/43	300	187
[3]	Worcester MA GO	2.500%	2/1/44	4,550	3,109
[3]	Worcester MA GO	2.000%	2/15/44	1,940	1,179
[1]	Worcester MA GO	4.000%	2/15/44	1,870	1,718
[1]	Worcester MA GO	4.000%	2/15/47	790	706
	Worcester MA GO	2.000%	2/1/48	3,140	1,789
[1]	Worcester MA GO	4.000%	2/15/48	545	484
	Worcester MA GO	2.000%	2/1/49	3,200	1,790
[1]	Worcester MA GO	4.000%	2/15/49	1,135	1,001
	Worcester MA GO	2.125%	2/1/50	3,325	1,892
					2,723,535
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	60	61
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	5,602	5,749
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,665	2,792
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,545	3,794
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	5,862	3,966
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	3,104	2,984
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	3,448	3,254
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	1,000	923
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	512
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	6,450	6,609
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	253
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	253
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,450	2,953
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	290	248
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,365	2,024
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	402	341
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,065	1,602
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	885	626
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,630	2,453
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	2,915	930
					42,266
Virgin Islands (0.2%)
[9]	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/33	1,000	1,092
[9]	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/34	2,000	2,183
[9]	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/37	1,100	1,175
					4,450
Total Tax-Exempt Municipal Bonds (Cost $2,922,775)					2,770,312

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/43	3,200	1,920
Commonwealth of Puerto Rico CVI	0.000%	11/1/51	1,552	950
Total Taxable Municipal Bonds (Cost $2,970)				2,870
Total Investments (98.0%) (Cost $2,925,745)				2,773,182
Other Assets and Liabilities—Net (2.0%)				57,380
Net Assets (100%)				2,830,562
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $89,893, representing 3.2% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Securities with a value of $615 have been segregated as initial margin for open futures contracts.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2025	(87)	(10,097)	(55)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/16/26	RBC	6,620	Buy	5-Year MMD AAA General Obligation Scale	3.500%	151	151	—
4/22/26	RBC	520	Buy	5-Year MMD AAA General Obligation Scale	3.460%	11	11	—
4/22/26	MSCS	390	Buy	5-Year MMD AAA General Obligation Scale	3.460%	8	8	—
4/23/26	JPMC	1,330	Buy	5-Year MMD AAA General Obligation Scale	3.380%	22	22	—
4/30/26	RBC	10,000	Buy	10-Year MMD AAA General Obligation Scale	3.700%	196	196	—
5/19/26	RBC	372	Buy	15-Year MMD AAA General Obligation Scale	4.060%	2	2	—
5/19/26	MSCS	336	Buy	15-Year MMD AAA General Obligation Scale	4.060%	1	1	—
						391	391	—
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,925,745)	2,773,182
Investment in Vanguard	77
Cash	18,912
Receivables for Investment Securities Sold	2,868
Receivables for Accrued Income	38,432
Receivables for Capital Shares Issued	11,209
Variation Margin Receivable—Futures Contracts	14
Unrealized Appreciation—Over-the-Counter Swap Contracts	391
Other Assets	24
Total Assets	2,845,109
Liabilities
Payables for Investment Securities Purchased	8,992
Payables for Capital Shares Redeemed	3,621
Payables for Distributions	1,823
Payables to Vanguard	111
Total Liabilities	14,547
Net Assets	2,830,562
At May 31, 2025, net assets consisted of:

Paid-in Capital	3,084,891
Total Distributable Earnings (Loss)	(254,329)
Net Assets	2,830,562

Net Assets
Applicable to 290,160,039 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,830,562
Net Asset Value Per Share	$9.76

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Interest	54,093
Total Income	54,093
Expenses
The Vanguard Group—Note B
Investment Advisory Services	195
Management and Administrative	1,100
Marketing and Distribution	85
Custodian Fees	9
Shareholders’ Reports and Proxy Fees	28
Trustees’ Fees and Expenses	1
Other Expenses	67
Total Expenses	1,485
Expenses Paid Indirectly	(9)
Net Expenses	1,476
Net Investment Income	52,617
Realized Net Gain (Loss)
Investment Securities Sold	(24,174)
Futures Contracts	1,517
Realized Net Gain (Loss)	(22,657)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(133,690)
Futures Contracts	(145)
Swap Contracts	391
Change in Unrealized Appreciation (Depreciation)	(133,444)
Net Increase (Decrease) in Net Assets Resulting from Operations	(103,484)

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,617	95,279
Realized Net Gain (Loss)	(22,657)	(13,244)
Change in Unrealized Appreciation (Depreciation)	(133,444)	86,935
Net Increase (Decrease) in Net Assets Resulting from Operations	(103,484)	168,970
Distributions
Total Distributions	(50,638)	(92,677)
Capital Share Transactions
Issued	441,923	751,291
Issued in Lieu of Cash Distributions	39,472	73,185
Redeemed	(415,236)	(498,805)
Net Increase (Decrease) from Capital Share Transactions	66,159	325,671
Total Increase (Decrease)	(87,963)	401,964
Net Assets
Beginning of Period	2,918,525	2,516,561
End of Period	2,830,562	2,918,525

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.29	$10.00	$9.94	$11.41	$11.47	$11.16
Investment Operations
Net Investment Income[1]	.184	.354	.316	.263	.259	.286
Net Realized and Unrealized Gain (Loss) on Investments	(.537)	.280	.056	(1.427)	.026	.374
Total from Investment Operations	(.353)	.634	.372	(1.164)	.285	.660
Distributions
Dividends from Net Investment Income	(.177)	(.344)	(.312)	(.261)	(.259)	(.285)
Distributions from Realized Capital Gains	—	—	—	(.045)	(.086)	(.065)
Total Distributions	(.177)	(.344)	(.312)	(.306)	(.345)	(.350)
Net Asset Value, End of Period	$9.76	$10.29	$10.00	$9.94	$11.41	$11.47
Total Return[2]	-3.45%	6.43%	3.82%	-10.28%	2.53%	6.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,831	$2,919	$2,517	$2,309	$2,776	$2,494
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.13%[3]	0.13%[3]	0.13%[3]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.70%	3.48%	3.19%	2.54%	2.27%	2.55%
Portfolio Turnover Rate	30%	92%	77%	80%	37%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%, 0.13%, 0.13%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Notes to Financial Statements
Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD rate locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD rate locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2025, the fund’s average amount of investments in MMD rate locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Massachusetts Tax-Exempt Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $77,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,770,312	—	2,770,312
Taxable Municipal Bonds	—	2,870	—	2,870
Total	—	2,773,182	—	2,773,182
Derivative Financial Instruments
Assets
Swap Contracts	—	391	—	391
Liabilities
Futures Contracts[1]	(55)	—	—	(55)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Massachusetts Tax-Exempt Fund
E.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,926,729
Gross Unrealized Appreciation	5,951
Gross Unrealized Depreciation	(159,162)
Net Unrealized Appreciation (Depreciation)	(153,211)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $84,328,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2025, the fund purchased $804,955,000 of investment securities and sold $855,836,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $20,800,000 and sales were $23,285,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	Shares (000)	Shares (000)
Issued	44,415	73,872
Issued in Lieu of Cash Distributions	3,955	7,195
Redeemed	(41,873)	(49,077)
Net Increase (Decrease) in Shares Outstanding	6,497	31,990
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2025, one shareholder was the record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

Massachusetts Tax-Exempt Fund
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1682 072025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Massachusetts Tax-Exempt Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	2,348,297,008	47,440,089	N/A	N/A
Mark Loughridge	2,349,541,042	46,196,055	N/A	N/A
Scott C. Malpass	2,349,711,833	46,025,264	N/A	N/A
John Murphy	2,353,194,816	42,542,281	N/A	N/A
Lubos Pastor	2,353,342,203	42,394,894	N/A	N/A
Rebecca Patterson	2,354,830,656	40,906,441	N/A	N/A
André F. Perold	2,352,902,821	42,834,276	N/A	N/A
Salim Ramji	2,347,664,725	48,072,372	N/A	N/A
Sarah Bloom Raskin	2,345,641,173	50,095,924	N/A	N/A
Grant Reid	2,353,420,404	42,316,693	N/A	N/A
David Thomas	2,345,631,021	50,106,076	N/A	N/A
Barbara Venneman	2,348,275,718	47,461,379	N/A	N/A
Peter F. Volanakis	2,349,648,690	46,088,407	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Massachusetts Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.